Non-controlling interests	12 Months Ended
Dec. 31, 2022
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2022			Dec 31, 2021
	Methanex Egypt	Waterfront Shipping Limited[1]	Total	Methanex Egypt	Vessels[2]	Total
Current assets	$133,499	$180,227	$313,726	$135,813	$8,646	$144,459
Non-current assets	557,484	806,079	1,363,563	551,279	216,307	767,586
Current liabilities	(56,689)	(112,085)	(168,774)	(52,543)	(16,773)	(69,316)
Non-current liabilities	(104,101)	(744,936)	(849,037)	(105,600)	(166,119)	(271,719)
Net assets	530,193	129,285	659,478	528,949	42,061	571,010
Carrying amount of Methanex non-controlling interests	$251,949	$65,495	$317,444	$250,813	$20,342	$271,155

For the years ended December 31		2022			2021
	Methanex Egypt	Waterfront Shipping Limited[1]	Total	Methanex Egypt	Vessels[2]	Total
Revenue	$212,339	$576,810	$789,149	$366,859	$37,949	$404,808
Net and total comprehensive income	107,375	67,670	175,045	119,260	7,092	126,352
Net and total comprehensive income attributable to Methanex non-controlling interests	77,133	31,325	108,458	70,010	3,543	73,553
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	$—	$22,545	$22,545	$—	$650	$650
Distributions paid to non-controlling interests	$(75,996)	$(8,718)	$(84,714)	$(91,646)	$(3,759)	$(95,405)

For the years ended December 31		2022			2021
	Methanex Egypt	Waterfront Shipping Limited[1]	Total	Methanex Egypt	Vessels[2]	Total
Cash flows from operating activities	$226,647	$94,335	$320,982	$26,049	$27,960	$54,009
Cash flows from (used in) financing activities	(152,806)	(52,796)	(205,602)	(84,382)	1,399	(82,983)
Cash flows from (used in) investing activities	$(35,110)	$215	$(34,895)	$(4,563)	$(31,312)	$(35,875)
1    On February 1, 2022, we closed the shipping partnership with Mitsui O.S.K. Lines, Ltd. ("MOL") whereby MOL acquired a 40% minority interest in Waterfront Shipping Limited. See note 25.
2 Comprised of multiple ocean-going vessels controlled by Waterfront Shipping Limited through less than wholly-owned entities.